Commitment and contingency (Tables)	12 Months Ended
Sep. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating leases for minimum rentals
Twelve months ending September 30:
2019	$92,639
2020	35,358
Total	$127,997